Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 261,451	$ 213,711
Less: Deferred finance costs and debt discounts	(3,864)	(2,921)
Total debt net of deferred finance costs and debt discounts	257,587	210,790
Less - current portion	(37,401)	(31,780)
Long-term portion	$ 220,186	$ 179,010